Income Taxes - Schedule of Income Tax Rates (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent	21.00%	(20.90%)	21.00%	(1143.30%)	261.10%	47.30%
Tax Year 2015 [Member]
Effective Income Tax Rate Reconciliation, Percent			39.00%		39.00%
Tax Year 2016 [Member]
Effective Income Tax Rate Reconciliation, Percent			40.00%		40.00%
Tax Year 2017 [Member]
Effective Income Tax Rate Reconciliation, Percent			42.00%		42.00%
Tax Year 2018 [Member]
Effective Income Tax Rate Reconciliation, Percent			43.00%		43.00%
Tax Year 2019 [Member]
Effective Income Tax Rate Reconciliation, Percent			34.00%		34.00%
Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
Income Tax [Member] | Tax Year 2015 [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
Income Tax [Member] | Tax Year 2016 [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
Income Tax [Member] | Tax Year 2017 [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
Income Tax [Member] | Tax Year 2018 [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
Income Tax [Member] | Tax Year 2019 [Member]
Effective Income Tax Rate Reconciliation, Percent			25.00%		25.00%
CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
CREE Tax [Member] | Tax Year 2015 [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
CREE Tax [Member] | Tax Year 2016 [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
CREE Tax [Member] | Tax Year 2017 [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
CREE Tax [Member] | Tax Year 2018 [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
CREE Tax [Member] | Tax Year 2019 [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
CREE Surtax [Member] | Tax Year 2015 [Member]
Effective Income Tax Rate Reconciliation, Percent			5.00%		5.00%
CREE Surtax [Member] | Tax Year 2016 [Member]
Effective Income Tax Rate Reconciliation, Percent			6.00%		6.00%
CREE Surtax [Member] | Tax Year 2017 [Member]
Effective Income Tax Rate Reconciliation, Percent			8.00%		8.00%
CREE Surtax [Member] | Tax Year 2018 [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%		9.00%
CREE Surtax [Member] | Tax Year 2019 [Member]
Effective Income Tax Rate Reconciliation, Percent			0.00%		0.00%